Prepayments, Other Receivables and Other Current Assets (Tables)	12 Months Ended
Sep. 30, 2024
Prepayments, Other Receivables and Other Current Assets [Abstract]
Schedule of Prepayments, Other Receivables and Other Current Assets	Prepayments, other receivables and other current assets consisted of the following as of September 30, 2024, and 2023:
	2024	2023
Deposits and prepayments	$77,538	$47,437
Advance to suppliers	460,657	715,038
	$538,195	$762,475